NOTES PAYABLE AND CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Notes Payable And Convertible Notes
SCHEDULE OF CONVERTIBLE DEBT

	December 31, 2022	June 30, 2022
	(Unaudited)
Convertible notes and debenture	$527,250	$644,980
Unamortized discounts	(88,837)	(31,669)
Premium, net	195,327	313,127
Convertible notes, net	$633,740	$926,438

The Company’s convertible notes outstanding at June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021
Convertible notes and debenture	$644,980	$400,128
Unamortized discounts	(31,669)	(6,139)
Accrued interest	57,822	34,098
Premium, net	313,127	196,496
Convertible notes, net	$984,260	$624,583

SCHEDULE OF NOTES PAYABLE CONVERTIBLE DEBT

The Company’s note payable outstanding at December 31, 2022 and June 30, 2022 were as follows:

	December 31, 2022	June 30, 2022
	(Unaudited)
Principal amount	$125,000	$-
Unamortized discounts	(52,596)	-
Note payable, net	$72,404	$-